FIXED ASSETS (Details Textual) (USD $)	9 Months Ended		12 Months Ended		110 Months Ended	119 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Depreciation			$ 585,000	$ 580,000
Depreciation and amortization	384,083	439,587	584,841	580,114	2,416,038
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	$ 37,142	$ 112,195	$ 118,411	$ 1,652	$ 5,486,592	$ 5,516,734